Share-Based Compensation - Summary of Movements of Share Options Under The Koolearn Post-IPO Share Option II (Detail) - Koolearn post ipo share option three [Member]	12 Months Ended
May 31, 2026 $ / shares shares
Disclosure Of Share Based Compensation By Share Based Arrangement Stock Option Activity One [Line Items]
Number of Shares Option, Outstanding | shares	30,813,536
Number of share option, Exercised | shares	(8,484,000)
Number of Shares Option, Outstanding | shares	22,329,536
Number Of share options, Options vested and expected to vest, Shares | shares	22,329,536
Number of share options Exercisable | shares	22,329,536
Weighted Average Exercise Price Per Option, Outstanding | $ / shares	$ 0.67
Weighted average exercise prices, Exercised | $ / shares	0.67
Weighted Average Exercise Price Per Option, Outstanding | $ / shares	0.67
Options vested and expected to vest, Weighted Average Exercise Price | $ / shares	0.67
Weighted average exercise price per option Exercisable | $ / shares	$ 0.67